DUE TO RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Outstanding loan amount	$ 4,002,880	$ 4,909,001
Short term working capital	63,184
Repayment of Loan	2,552,874	593,950	$ 1,285,181
Entrepreneurs institute australia pty ltd [member]
IfrsStatementLineItems [Line Items]
Services received related party transactions		117,790
Geniusu web services india pvt ltd [member]
IfrsStatementLineItems [Line Items]
Services received related party transactions	260,596	288,937
Jeff hays [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	563,000	435,000
Patrick gentempo [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	563,000	435,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate amount of loan	40,000.00	2,100,000
Chief Executive Officer [Member] | Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of loan	4,000,000
Repayment of Loan	1,450,000
Loan repayable in term of cash	1,150,000
Chief Executive Officer [Member] | Roger hamilton [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of loan	2,700,000
Revealed films [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	1,126,000	870,000
Entrepreneur resorts limited [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount		$ 491,950